Significant basis of preparation and accounting policies_Estimated useful life for intangible assets (Details)	12 Months Ended
Dec. 31, 2019
Industrial property rights
Disclosure of intangible assets with indefinite useful life [Line Items]
Useful life for intangible assets	10 years
Development costs
Disclosure of intangible assets with indefinite useful life [Line Items]
Useful life for intangible assets	5 years
Software, and others
Disclosure of intangible assets with indefinite useful life [Line Items]
Useful life for intangible assets	4 to 10 years